Share-based payments	6 Months Ended
Jun. 30, 2025
Share-based payments
Share-based payments

5Share-based payments

The Group has established two employee option plans. The EMI Scheme (closed to employees during 2021) and the 2021 Incentive Plan (implemented in 2022).

For more information about the option plans, please refer to the Group’s annual financial statements for the year ended December 31, 2024.

The total expense recognised by the company during the period in respect of these plans is shown below:

	June 30, 2025	June 30, 2024
	£’000	£’000
2021 Incentive plan	1,548	4,351
Enterprise Management Initiative	65	260
Non-Executive Director awards	1,594	174
	3,207	4,785

5Share-based payments (continued)

A summary of options granted under the plans is show below:

	June 30, 2025		December 31, 2024
		Average		Average
2021 Incentive Plan		exercise price		exercise price
	Number	(£)	Number	(£)
Outstanding, start of period	1,171,210	0.91	998,598	1.20
Granted during the period	2,252,530	0.09	397,803	0.40
Exercised during the period	(61,524)	—	(128,369)	—
Forfeited during the period	(79,816)	1.27	(96,822)	2.97
Outstanding, end of period	3,282,400	0.35	1,171,210	0.91

The number of options which were exercisable at June 30, 2025 was 1,023,239 (December 31, 2024: 380,763) with exercise prices ranging from £nil to £8.76 (December 31, 2024: £nil to £8.95). Options exercised during the period related solely to nil-cost options.

	June 30, 2025		December 31, 2024
		Average		Average
EMI Scheme		exercise price		exercise price
	Number	(£)	Number	(£)
Outstanding, start of period	945,429	2.20	1,170,231	2.50
Granted during the period	—	—	—	—
Exercised during the period	(6,184)	1.80	—	—
Forfeited during the period	(42,621)	11.00	(224,802)	3.80
Outstanding, end of period	896,624	1.80	945,429	2.20

The number of options which were exercisable at June 30, 2025 was 682,767 (December 31, 2024: 635,240) with an exercise price of £1.68 (December 31, 2024: ranging from £1.84 to £11.49).